BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 30, 2020 shares	Feb. 13, 2018 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($) shares	Apr. 15, 2021 USD ($)	Jun. 30, 2021 USD ($) Segments $ / shares shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Segments $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Product Information [Line Items]
FDIC insured amount			$ 250,000				$ 250,000		$ 250,000
Reserve for potentially un-collectable accounts			75,000				75,000		75,000	$ 82,000
Reserve for potentially un-collectable long-term financing receivables			247,500				247,500		247,500
Purchase of lease receivable asset							1,309,527	$ 1,309,527	1,309,527	1,309,527
Recognized value			217,584		$ 217,584		217,584	217,584	217,584	217,584
Inventory reserves			250,000				$ 250,000		$ 250,000	250,000
Final payment percentage							10.00%		10.00%
Deferred revenue							$ 33,000	$ 33,000
Outstanding customer deposits			$ 112,730				$ 112,730		$ 82,730	$ 309,230
Outstanding common shares | shares			921,650,238				921,650,238		821,169,656	753,907,656
Basic weighted average common shares and equivalents | shares			895,498,243		762,265,411		853,322,779	760,217,962	767,861,170	641,349,437
Number of shares convertible into additional common shares | shares	1,700,000						480,751,127		482,870,234
Number of shares common stock warrants convertible | shares							8,754,720		9,500,000
Diluted weighted average number of common shares outstanding | shares			895,498,243		762,265,411		1,339,978,304	760,217,962	767,861,170	641,349,437
Research and development expense							$ 0	$ 0	$ 0	$ 0
Number of reportable segments | Segments							3		3
Share-based compensation							$ 0	0
Income tax examination description							On December 22, 2018 H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018. The Company will compute its income tax expense for the year ended December 31, 2020 using a Federal Tax Rate of 21% and an estimated state of California rate of 9%.		On December 22, 2018 H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018. The Company will compute its income tax expense for the year ended December 31, 2019 using a Federal Tax Rate of 21% and an estimated state of California rate of 9%.
Federal corporate income tax rate							21.00%		21.00%
Net operating loss carry-forward			$ (7,965,036)				$ (7,965,036)		$ (8,801,764)
Deferred tax assets, gross			(2,389,511)				(2,389,511)		(2,640,529)	(1,609,800)
Valuation Allowance			$ (2,389,511)				$ (2,389,511)		$ (2,640,529)	$ (1,609,800)
Common stock, shares par value | $ / shares			$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock convertible shares | shares									3,701,463
Additional common shares price per share | $ / shares									$ 0.08
Share-based compensation								$ 10,000	$ 0	$ 0
Deferred tax assets, gross			$ 2,389,511				$ 2,389,511		$ 2,640,529	$ 1,609,800
Deferred tax asset future periods									The deferred tax asset may be recognized in future periods, not to exceed 20 years.
Subsequent Event [Member]
Product Information [Line Items]
Payment of debt						$ 700,000
Nevada Corporation [Member] | Stock Purchase Agreement [Member]
Product Information [Line Items]
Proceeds from issuance of common stock		$ 907,388
Number of restricted shares issuance | shares		302,462,667
Common stock, shares par value | $ / shares		$ 0.001
Corporation and Confections Ventures Limited [Member] | Convertible Note Purchase Agreement [Member]
Product Information [Line Items]
Debt principal amount		$ 939,500
Debt interest rate		10.00%
Debt conversion price per share | $ / shares		$ 0.003
Debt maturity date		Dec. 31, 2015
Measurement Input, Price Volatility [Member]
Product Information [Line Items]
Derivative liability percentage			112				112		112
Measurement Input, Risk Free Interest Rate [Member]
Product Information [Line Items]
Derivative liability percentage			2.54				2.54		2.54
120 Months [Member]
Product Information [Line Items]
Lease due amount							$ 20,000
120 Months [Member] | Subsequent Event [Member]
Product Information [Line Items]
Lease due amount				$ 20,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Five Customers [Member]
Product Information [Line Items]
Concentration percentage							98.00%		98.00%